Consolidated Statement of Changes in Stockholders' Deficit (Parethetical) (USD $)	6 Months Ended
Jun. 30, 2014
Statement of Stockholders' Equity [Abstract]
Value of stock isssued for law firm satisfaction	$ 15,812